Segment Information (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Segment Reporting Information
Net Revenue	$ 51,463	$ 56,651	$ 55,273
Total segment earnings from operations	3,920	4,256	3,516
Stock-based compensation expense	(212)	(196)	(156)
Amortization of intangible assets	(102)	(129)	(198)
Restructuring charges	63	176	168
Defined benefit plan settlement credits	57
Interest and other, net	(388)	(393)	(461)
Earnings from continuing operations before taxes	3,532	3,863	3,055
Assets	106,882	103,206
Continuing Operations
Segment Reporting Information
Assets	29,959	39,409
Corporate Investments
Segment Reporting Information
Net Revenue	20	296	16
Corporate and unallocated assets
Segment Reporting Information
Assets	8,023	16,605
Personal Systems and Printing Group | Personal Systems
Segment Reporting Information
Net Revenue	31,520	34,387	32,179
Personal Systems and Printing Group | Printing
Segment Reporting Information
Net Revenue	21,232	23,211	24,128
Operating segments
Segment Reporting Information
Net Revenue	52,772	57,894	56,323
Total segment earnings from operations	4,744	5,583	4,839
Operating segments | Corporate Investments
Segment Reporting Information
Net Revenue	20	296	16
Total segment earnings from operations	(43)	157	(94)
Assets	9	34
Operating segments | Personal Systems and Printing Group | Personal Systems
Segment Reporting Information
Net Revenue	31,520	34,387	32,179
Total segment earnings from operations	1,022	1,265	980
Assets	11,240	12,104
Operating segments | Personal Systems and Printing Group | Printing
Segment Reporting Information
Net Revenue	21,232	23,211	24,128
Total segment earnings from operations	3,765	4,161	3,953
Assets	10,687	10,666
Intersegment net revenue eliminations and other
Segment Reporting Information
Net Revenue	(1,309)	(1,243)	(1,050)
Significant Reconciling Items
Segment Reporting Information
Corporate and unallocated costs and eliminations	(504)	(826)	(801)
Stock-based compensation expense	(212)	(196)	(156)
Amortization of intangible assets	(102)	(129)	(198)
Restructuring charges	63	176	168
Interest and other, net	$ (388)	$ (393)	$ (461)